Non-controlling interests - Non-controlling interests for continuing and discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
(Loss)/profit attributable to non-controlling interests
- from continuing operations	$ (1,711)	$ 832	$ (429)
- from discontinued operations	(558)	(4,334)	(1,624)
Non-controlling interests	(2,269)	(3,502)	(2,053)
Total comprehensive (expenses)/income attributable to non-controlling interests
- from continuing operations	(1,711)	832	(429)
- from discontinued operations	(492)	(4,574)	(1,441)
Non-controlling interests	$ (2,203)	$ (3,742)	$ (1,870)